UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896

                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Target 2011 Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------

                                                                                       Shares              Value ($)
                                                                                ------------------------------------
Common Stocks 26.4%
Consumer Discretionary 2.8%
Hotels Restaurants & Leisure 0.1%
McDonald's Corp.                                                                        2,980                87,344
                                                                                                         ----------
Household Durables 0.2%
Harman International Industries, Inc.                                                   2,860               224,739
                                                                                                         ----------
Media 0.9%
Clear Channel Communications, Inc.                                                      4,320               137,981
Time Warner, Inc.*                                                                     27,500               462,275
Viacom, Inc. "B"                                                                        6,955               240,782
                                                                                                         ----------
                                                                                                            841,038

Multiline Retail 1.3%
Dollar General Corp.                                                                    8,200               166,870
Federated Department Stores, Inc.                                                      10,160               584,200
J.C. Penney Co., Inc.                                                                   9,590               454,662
                                                                                                         ----------
                                                                                                          1,205,732

Specialty Retail 0.3%
Sherwin-Williams Co.                                                                    1,870                83,346
Staples, Inc.                                                                           7,005               133,585
Urban Outfitters, Inc.*                                                                 2,800               124,040
                                                                                                         ----------
                                                                                                            340,971

Consumer Staples 2.5%
Beverages 0.9%
Brown-Forman Corp. "B"                                                                  2,790               154,845
Coca-Cola Co.                                                                           8,030               348,823
PepsiCo, Inc.                                                                           5,840               324,938
                                                                                                         ----------
                                                                                                            828,606

Food & Staples Retailing 0.3%
Safeway, Inc.*                                                                         11,700               249,093
                                                                                                         ----------
Food Products 0.5%
General Mills, Inc.                                                                    10,350               511,290
                                                                                                         ----------
Household Products 0.7%
Procter & Gamble Co.                                                                   13,380               724,527
                                                                                                         ----------
Personal Products 0.1%
Avon Products, Inc.                                                                     3,110               124,649
                                                                                                         ----------
Energy 2.2%
Oil, Gas & Consumable Fuels
Amerada Hess Corp.                                                                      4,790               448,584
Burlington Resources, Inc.                                                              1,940                94,303
ChevronTexaco Corp.                                                                     8,580               446,160
ConocoPhillips                                                                          1,960               205,506
Devon Energy Corp.                                                                      2,820               127,379
ExxonMobil Corp.                                                                       14,014               799,219
                                                                                                         ----------
                                                                                                          2,121,151

Financials 5.8%
Banks 1.7%
Bank of America Corp.                                                                  23,300             1,049,432
US Bancorp.                                                                             3,050                85,095
Wachovia Corp.                                                                          7,800               399,204
Zions Bancorp.                                                                          1,160                81,235
                                                                                                         ----------
                                                                                                          1,614,966

Capital Markets 1.8%
Lehman Brothers Holdings, Inc.                                                          9,010               826,397
Morgan Stanley                                                                          2,920               153,651
The Goldman Sachs Group, Inc.                                                           7,160               764,616
                                                                                                         ----------
                                                                                                          1,744,664

Consumer Finance 0.5%
MBNA Corp.                                                                             25,380               501,255

Diversified Financial Services 0.7%
CIT Group, Inc.                                                                         8,260               332,713
Citigroup, Inc.                                                                         3,960               185,961
JPMorgan Chase & Co.                                                                    4,930               174,966
                                                                                                         ----------
                                                                                                            693,640

Insurance 1.1%
Allstate Corp.                                                                         12,690               712,670
Hartford Financial Services Group, Inc.                                                 3,000               217,110
Prudential Financial, Inc.                                                              1,520                86,868
                                                                                                         ----------
                                                                                                          1,016,648

Health Care 3.5%
Biotechnology 0.6%
Amgen, Inc.*                                                                            1,520                88,479
Charles River Laboratories International, Inc.*                                         1,920                90,951
Genzyme Corp.*                                                                          2,920               171,141
Invitrogen Corp.*                                                                       2,570               188,304
                                                                                                         ----------
                                                                                                            538,875

Health Care Equipment & Supplies 0.4%
Fisher Scientific International, Inc.*                                                  5,820               345,592
                                                                                                         ----------
Health Care Providers & Services 1.2%
Caremark Rx, Inc.*                                                                     12,380               495,819
Coventry Health Care, Inc.*                                                             4,390               300,408
UnitedHealth Group, Inc.                                                                1,820               172,008
WellPoint, Inc.*                                                                        1,400               178,850
                                                                                                         ----------
                                                                                                          1,147,085

Pharmaceuticals 1.3%
Allergan, Inc.                                                                          3,100               218,209
Johnson & Johnson                                                                      15,650             1,074,059
                                                                                                         ----------
                                                                                                          1,292,268

Industrials 2.9%
Aerospace & Defense 1.2%
Goodrich Corp.                                                                          3,980               160,394
Honeywell International, Inc.                                                           4,920               175,939
Lockheed Martin Corp.                                                                   6,250               380,938
Northrop Grumman Corp.                                                                  4,960               272,006
United Technologies Corp.                                                               1,170               119,012
                                                                                                         ----------
                                                                                                          1,108,289

Commercial Services & Supplies 0.2%
Waste Management, Inc.                                                                  7,570               215,669
                                                                                                         ----------
Industrial Conglomerates 0.9%
3M Co.                                                                                  1,080                82,588
General Electric Co.                                                                   22,520               815,224
                                                                                                         ----------
                                                                                                            897,812

Machinery 0.6%
Deere & Co.                                                                             1,990               124,455
Parker-Hannifin Corp.                                                                   7,140               427,971
                                                                                                         ----------
                                                                                                            552,426

Information Technology 4.1%
Communications Equipment 0.6%
Cisco Systems, Inc.*                                                                    5,510                95,213
Motorola, Inc.                                                                         30,450               467,103
                                                                                                         ----------
                                                                                                            562,316

Computers & Peripherals 1.1%
Dell, Inc.*                                                                             3,600               125,388
EMC Corp.*                                                                             39,670               520,471
International Business Machines Corp.                                                   5,630               430,019
                                                                                                         ----------
                                                                                                          1,075,878

Internet Software & Services 0.3%
Google, Inc. "A"*                                                                       1,190               261,800
                                                                                                         ----------
IT Consulting & Services 0.5%
Accenture Ltd. "A"*                                                                     8,700               188,790
Affiliated Computer Services, Inc. "A"*                                                 7,250               345,607
                                                                                                         ----------
                                                                                                            534,397

Semiconductors & Semiconductor Equipment 0.4%
Altera Corp.*                                                                           4,900               101,577
Applied Materials, Inc.*                                                                9,220               137,101
Broadcom Corp. "A"*                                                                     4,830               144,465
                                                                                                         ----------
                                                                                                            383,143

Software 1.2%
Microsoft Corp.                                                                         8,410               212,773
Oracle Corp.*                                                                          69,630               804,923
Symantec Corp.*                                                                         6,050               113,619
                                                                                                         ----------
                                                                                                          1,131,315

Materials 0.7%
Chemicals 0.5%
Dow Chemical Co.                                                                        5,580               256,289
PPG Industries, Inc.                                                                    3,000               202,650
                                                                                                         ----------
                                                                                                            458,939

Paper & Forest Products 0.2%
Georgia-Pacific Corp.                                                                   7,050               241,604
                                                                                                         ----------
Telecommunication Services 1.0%
Diversified Telecommunication Services
ALLTEL Corp.                                                                            4,590               261,446
Sprint Corp.                                                                           19,240               428,283
Verizon Communications, Inc.                                                            6,070               217,306
                                                                                                         ----------
                                                                                                            907,035

Utilities 0.9%
Electric Utilities 0.7%
Edison International                                                                    3,990               144,837
Exelon Corp.                                                                            4,130               204,435
PG&E Corp.                                                                              8,850               307,272
                                                                                                         ----------
                                                                                                            656,544

Independent Power Producer & Energy Traders 0.2%
Constellation Energy Group                                                              3,840               201,830
                                                                                                         ----------


Total Common Stocks (Cost $22,870,027)                                                                   25,343,130
                                                                                                         ----------

                                                                                   Principal
                                                                                   Amount ($)              Value ($)
                                                                                   ----------              ---------

US Government Backed 73.9%
US Treasury STRIPs, Principal Only, 4.034%**, 8/15/2011
(Cost $62,372,738)                                                                 90,970,000            70,746,460
                                                                                                         ----------

                                                                                       Shares              Value ($)
                                                                                       ------              ---------

Cash Equivalents 0.1%
Scudder Cash Management QP Trust, 2.81% (a)
(Cost $73,645)                                                                         73,645                73,645
                                                                                                         ----------

                                                                                         % of
                                                                                      Net Assets           Value ($)
                                                                                      ----------           ---------

Total Investment Portfolio  (Cost $85,316,410)                                          100.4            96,163,235
Other Assets and Liabilities, Net                                                        -0.4              -375,817
                                                                                                         ----------
Net Assets                                                                              100.0            95,787,418
                                                                                                         ==========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

STRIPS:  Separate Trading of Registered Interest and Principal Securities.

Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

At April 30, 2005, open written options were as follows:

                                                                Expiration
Written Options                          Number of Options         Date          Strike Price              Value ($)
--------------------------------------------------------------------------------------------------------------------
Call Options
--------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                    29                     5/1/2005          22.5                   725
--------------------------------------------------------------------------------------------------------------------
Total Outstanding written options (Premiums received $761)                                                      725
--------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Target 2011 Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Target 2011 Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005